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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

                             ING Senior Income Fund
               (Exact name of registrant as specified in charter)

               7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
               (Address of principal executive offices) (Zip code)

     The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:  February 28

Date of reporting period: February 28, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

ANNUAL REPORT

February 28, 2003                            ING SENIOR INCOME FUND


                                    [GRAPHIC]


                                                                     [LION LOGO]
                                                                      ING FUNDS

                             ING Senior Income Fund


                                  ANNUAL REPORT

                                February 28, 2003


                                   ----------

                                Table of Contents


     Portfolio Managers' Report .....................................     2
     Statistics .....................................................     8
     Report of Independent Auditors .................................     9
     Statement of Assets and Liabilities ............................    10
     Statement of Operations ........................................    12
     Statements of Changes in Net Assets ............................    13
     Statements of Cash Flows .......................................    14
     Financial Highlights ...........................................    15
     Notes to Financial Statements ..................................    16
     Portfolio of Investments .......................................    23
     Tax Information ................................................    34
     Trustee and Officer Information ................................    35

                                   ----------

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

Dear Shareholders:

ING Senior Income Fund (the "Fund") invests in a diversified portfolio of non-investment grade senior secured floating rate loans issued primarily by U.S. based corporations. The Fund's objective is to provide investors with a high level of monthly income.

PERFORMANCE OF THE FUND

During the fiscal year ended February 28, 2003, the Fund's Class A and Q shares each distributed total dividends of $0.69, representing an average annualized distribution rate of 4.68%(1) and 4.69%(1), respectively. During the same period, the Fund's Class B and C shares each distributed total dividends of $0.62, representing an average annualized distribution rate of 4.19%.(1)

The Fund's total return for the fiscal year, for each of the share classes (high of 4.2% on Class A; low of 3.6% on Classes B and C), comfortably outpaced that of the S&P/LSTA Loan Index (gross total return of 3.4%)(2) and earned a top quartile ranking among the Fund's Lipper Loan Participation Fund peer group of forty funds/share classes.(3) Because the Fund commenced operations on April 1, 2001, five- and ten-year performance comparisons are not applicable. Relative to other major asset classes, the Fund, and the senior loan asset class in general, fared well during the difficult market conditions exhibited during the twelve-month period ended February 28, 2003. During the period, the S&P 500 Index declined 22.7%, while the Merrill Lynch U.S High-Yield Master II Index posted a gain of 3.2%.

The Fund remains conservatively positioned as to both sector and issuer selection. We continue to strive to further improve industry and issuer diversification, arguably the best line of defense against broad-based credit risk. During the twelve-month period ended February 28, 2003, we were able to decrease the Fund's average position size to roughly 0.48% of total assets, from 0.82% at February 28, 2002, while growing the overall portfolio at a modest pace.

Driving recent performance has been a continued slight overweight in several strong performing industry groups, together with a significant improvement in the underlying indicative prices on two of the Fund's larger holdings. Top sector weightings at period-end included Healthcare, Education and Childcare (7.3% of total assets at period-end), Printing and Publishing (7.1%) and Beverage, Food and Tobacco (6.8%), each of which currently balances a relatively defensive profile with an acceptable return. Standout performers among individual holdings during the period included Nextel Communications and subsidiaries ("Nextel", approximately 2.1% of total assets on a consolidated basis at February 28, 2003) and Microcell Connexions, Inc. ("Microcell", 1.2% of total assets at period-end). Nextel has consistently exceeded analysts' operational and financial expectations, a trend that began in the second half of 2002, thereby pushing prices for the company's term loans to near-par levels. Nextel's string of success has also had a tangible positive effect on the Fund's other cellular communications credits, including Microcell. Improved investor confidence in the sector effectively facilitated a restructuring of Microcell's balance sheet via a pre-arranged bankruptcy filing. Several opportunistic purchases of Microcell's term loans at prices well below par enabled us to recoup our original investment. Although our remaining position continues to be classified as a non-performing asset, upon emergence from bankruptcy, we expect this loan to return to performing status. The other non-performing asset in the portfolio at February 28, 2003, consists of two tranches of Norwood Promotional Products, Inc. restructured senior facilities (collectively comprising roughly 0.9% of total assets at period-end), the larger of which is currently paying interest in-kind instead of cash.

The Fund prudently utilizes financial leverage to seek to increase the yield to the holders of common shares. As of period-end, the Fund had $47 million of borrowings outstanding under a $100 million revolving credit facility. Total leverage, as a percentage of total assets, was 14.5%, and the average cost of leverage was 2.7%. While the use of leverage for investment purposes increases both investment opportunity and investment risk, we continue to deploy leverage only when it is in the best interest of the Fund's common shareholders.

OUTLOOK

In our view, the Fund, and the non-investment grade loan market at large, appears to be reasonably well positioned to meet the expected challenges of the coming months. Overall credit conditions continue to slowly improve, as evidenced by another quarter-over-quarter decline in the trailing loan default rate (by principal amount) for the industry to approximately 5.5%, after peaking at 7.4% in June of last year.(2) Further, the supply of new transactions, an important barometer of market health, has been fairly generous. Institutional M&A-related loan volume closed out at $6.2 billion during the first quarter of 2003, the highest level since the first quarter of 2000.(4) Understandably, the forward calendar looks less robust at this point, effectively capped by uncertainty surrounding the outcome of military action in the Middle East.

Nonetheless, we do maintain a cautious view of the economic outlook, as it appears today, and once hostilities in Iraq come to an end. Several indicators, not the least being a chronically anemic labor market, point to significantly slower growth than originally anticipated. Whether such weakness is a continuation of the unwinding of the excesses of the 1990s or a by-product of caution on the part of companies and consumers alike, remains to be seen. If macro economic conditions were to deteriorate, it could further pressure a good portion of the non-investment grade issuer universe and increase the prospects for a further rate cut on the part of the Federal Reserve. An additional reduction in already historically low short-term interest rates could continue to depress returns, even if underlying loan values continue to rise. As stated in our prior report, until we gain sufficient clarity on several fronts, we will remain in a relatively defensive posture: that of seeking to maintain a high degree of diversification while attempting to take advantage of selective buying opportunities.

We thank you for your continued confidence and encourage your questions and comments.


/s/ Jeffrey A. Bakalar                  /s/ Daniel A. Norman


Jeffrey A. Bakalar                      Daniel A. Norman
SENIOR VICE PRESIDENT                   SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER             CO-SENIOR PORTFOLIO MANAGER


ING Senior Income Fund
April 7, 2003

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PORTFOLIO MANAGERS' REPORT FOOTNOTES
--------------------------------------------------------------------------------

1. The distribution rate is calculated by dividing the total distributions declared during the quarter by the Fund's net asset value at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

2. Source: As tracked by Standard & Poor's Leveraged Commentary & Portfolio Management Data Group, a leading data provider to the Loan Market.

3. Source: Lipper Loan Participation Fund. Lipper, Inc. rankings are based on average annual total return not including sales charge. For the one year ended February 28th, 2003, ING Senior Income Fund Class A, B, C and Q ranked second, fourth, fourth and third, respectively, among a universe of 40 loan participation funds/classes.

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INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P/LSTA LEVERAGED LOAN INDEX ("LLI") is a total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived of the LLI to establish a performance benchmark for the syndicated leveraged loan industry.

The S&P 500 INDEX is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX is an unmanaged market value-weighted index of all domestic and Yankee high yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3 but are not in default.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

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                             ING Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
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
                                                       4/2/2001    2/28/2002    2/28/2003
                                                       --------    ---------    ---------
ING Senior Income Fund Class B With Sales Charge        $ 9,525     $10,146      $10,571
ING Senior Income Fund Class B Without Sales Charge     $10,000     $10,445      $10,818
S&P/LSTA Leveraged Loan Index                           $10,000     $10,130      $10,057

                                       AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                         PERIODS ENDED FEBRUARY 28, 2003
                                  ----------------------------------------------
                                             SINCE INCEPTION     SINCE INCEPTION
                                           OF CLASS A, B AND C     OF CLASS Q
                                  1 YEAR         4/2/01             12/15/00
                                  ------         ------             --------
Including Sales Charge:(1)
  Class A (i)                     -0.77%          2.11%                 --
  Class B (i)                      0.59%          2.95%                 --
  Class C (i)                      2.57%          4.20%                 --
  Class Q (ii)                     4.09%            --                4.66%
Excluding Sales Charge:
  Class A                          4.15%          4.75%                 --
  Class B                          3.57%          4.20%                 --
  Class C                          3.57%          4.20%                 --
  Class Q                          4.09%            --                4.66%
S&P/LSTA Leveraged Loan Index      1.70%          2.75%(iii)            --

Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING Senior Income Fund against the S&P/LSTA Leveraged Loan Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%. Class B maximum CDSC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter. Class C maximum CDSC is 1% for the first year. Class Q has no front-end sales charge or CDSC charges.

(i)   Inception Date for Classes A, B and C: April 2, 2001.

(ii)  Inception Date for Class Q: December 15, 2000.

(iii) Source: S&P/Loan Syndication Trading Association, Since Inception performance for the index is shown from March 31, 2001.

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                             ING Senior Income Fund

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PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

                          YIELDS AND DISTRIBUTION RATES
                             AS OF FEBRUARY 28, 2003

                               30-DAY SEC    AVERAGE ANNUALIZED
                                YIELDS(2)   DISTRIBUTION RATES(3)
                                ---------   ---------------------
                 Class A          4.66%            4.68%
                 Class B          4.16%            4.19%
                 Class C          4.16%            4.19%
                 Class Q          4.66%            4.69%

(2) Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the SEC standardized yield formula for open-end investment companies. If the Investment Manager had not waived certain Fund expenses, the 30-Day SEC yield would have been 4.56% for Class A shares, 4.06% for Class B and Class C shares and 4.56% for Class Q shares.

(3) Distribution Rates are calculated by annualizing dividends declared during the period (i.e., divide the monthly dividend amount by the number of days in the month and multiply by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

PRINCIPAL RISK FACTOR(S): Loans in the Fund's portfolio will typically be below investment grade credit quality. As a result, investment in the Fund involves the risk that borrowers may default on obligations to pay principal or interest when due and lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the loans, and that the Fund's investment objective may not be realized.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATISTICS as of February 28, 2003
--------------------------------------------------------------------------------

                            PORTFOLIO CHARACTERISTICS

     Net Assets                                                $276,742,290
     Assets Invested in Senior Loans                           $313,424,118
     Total Number of Senior Loans                                       208
     Average Amount Outstanding per Loan                       $  1,506,847
     Total Number of Industries                                          33
     Average Loan Amount per Industry                          $  9,497,701
     Portfolio Turnover Rate                                             60%
     Weighted Average Days to Interest Rate Reset                   44 days
     Average Loan Final Maturity                                  57 months
     Borrowings as a Percentage of Total Assets                        14.5%

                  TOP TEN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                NET ASSETS     TOTAL ASSETS
                                                ----------     ------------
     Healthcare, Education and Childcare           8.5%            7.3%
     Printing and Publishing                       8.4%            7.1%
     Beverage, Food and Tobacco                    8.0%            6.8%
     Cable Television                              7.3%            6.3%
     Radio and Television Broadcasting             7.3%            6.2%
     Containers, Packaging and Glass               6.4%            5.4%
     Chemicals, Plastics and Rubber                5.8%            4.9%
     Cellular                                      5.6%            4.7%
     Leisure, Amusement and Entertainment          5.3%            4.5%
     Personal & Non Durable Consumer Products      5.2%            4.5%

                 TOP TEN SENIOR LOAN ISSUERS AS A PERCENTAGE OF:

                                                NET ASSETS     TOTAL ASSETS
                                                ----------     ------------
     Nextel Operations, Inc.                       2.5%            2.1%
     Safelite Glass Corporation                    1.6%            1.4%
     Playtex Products, Inc.                        1.5%            1.3%
     Microcell Connexions, Inc.                    1.4%            1.2%
     Murray's Discount Auto Stores, Inc.           1.3%            1.1%
     Pegasus Media and Communications, Inc.        1.3%            1.1%
     Argosy Gaming Company                         1.3%            1.1%
     Olympus Cable Holdings, LLC                   1.2%            1.1%
     Six Flags Theme Parks, Inc.                   1.2%            1.0%
     Crown Castle Operating Company                1.2%            1.0%

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

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Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
ING Senior Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the ING Senior Income Fund as of February 28, 2003, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and the period from December 15, 2000 (inception) to February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by mangement, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and other appropriate auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ING Senior Income Fund as of February 28, 2003 and the results of its operations and cash flows for the year then ended, and the changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and the period from December 15, 2000 to February 28, 2002 in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Los Angeles, California
April 11, 2003

                             ING Senior Income Fund

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STATEMENT OF ASSETS AND LIABILITIES as of February 28, 2003
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value
 (Cost $319,121,472)                                              $ 317,636,294
Short-term investments at amortized cost                              1,999,854
Cash                                                                  2,445,588
Receivables:
 Fund Shares Sold                                                       899,974
 Interest                                                             1,534,226
Reimbursement due from Manager                                           47,349
Prepaid expenses                                                         20,819
Prepaid arrangement fees on notes payable                               337,527
                                                                  -------------
   Total assets                                                     324,921,631
                                                                  -------------
LIABILITIES:
Notes payable                                                        47,000,000
Accrued interest payable                                                 71,952
Deferred arrangement fees on senior loans                               677,843
Payable to affilates                                                    292,706
Accrued Trustees fees                                                       312
Other accrued expenses and liabilities                                  136,528
                                                                  -------------
   Total liabilities                                                 48,179,341
                                                                  -------------
NET ASSETS                                                        $ 276,742,290
                                                                  =============
NET ASSETS CONSIST OF:
 Paid-in capital                                                  $ 280,818,269
 Undistributed net investment income                                    519,830
 Accumulated net realized loss on investments                        (3,110,631)
 Net unrealized depreciation of investments                          (1,485,178)
                                                                  -------------
 NET ASSETS                                                       $ 276,742,290
                                                                  =============

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

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STATEMENT OF ASSETS AND LIABILITIES as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

CLASS A:
 Net assets                                                        $  11,105,900
 Shares authorized                                                     unlimited
 Par value                                                         $        0.01
 Shares outstanding                                                      748,800
 Net asset value and redemption price per share                    $       14.83
 Maximum offering price per share (4.75%)(1)                       $       15.57
CLASS B:
 Net assets                                                        $  17,648,123
 Shares authorized                                                     unlimited
 Par value                                                         $        0.01
 Shares outstanding                                                    1,190,873
 Net asset value and redemption price per share(2)                 $       14.82
 Maximum offering price per share                                  $       14.82
CLASS C:
 Net assets                                                        $  32,647,077
 Shares authorized                                                     unlimited
 Par value                                                         $        0.01
 Shares outstanding                                                    2,202,255
 Net asset value and redemption price per share(2)                 $       14.82
 Maximum offering price per share                                  $       14.82
CLASS Q:
 Net assets                                                        $ 215,341,190
 Shares authorized                                                     unlimited
 Par value                                                         $        0.01
 Shares outstanding                                                   14,559,025
 Net asset value and redemption price per share                    $       14.79
 Maximum offering price per share                                  $       14.79

(1) Maximum offering price is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2) Redemption price per share may be reduced by any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

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                             ING Senior Income Fund

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STATEMENT OF OPERATIONS for the Year Ended February 28, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $ 16,338,451
Arrangement fees earned                                                 238,963
Other                                                                   350,392
                                                                   ------------
   Total investment income                                           16,927,806
                                                                   ------------
EXPENSES:
Investment management fees                                            2,275,682
Administration fees                                                     284,458
Distribution and service fees:
   Class A                                                               17,768
   Class B                                                              161,045
   Class C                                                              214,449
   Class Q                                                              544,871
Transfer agent fees:
   Class A                                                               10,498
   Class B                                                               22,682
   Class C                                                               40,530
   Class Q                                                              302,432
Shareholder reporting expense                                            74,412
Offering costs                                                           76,370
Interest expense                                                        387,981
Custodian fees                                                          117,404
Revolving credit facility fees                                           92,841
Pricing expense                                                          29,616
Professional fees                                                       231,806
Trustees' fees                                                            7,112
SEC Registration fees                                                    24,849
Postage expense                                                          28,130
Insurance expense                                                         3,866
                                                                   ------------
   Total expenses                                                     4,948,802
                                                                   ------------
Less:
   Net waived and reimbursed fees                                       441,151
                                                                   ------------
   Net expenses                                                       4,507,651
                                                                   ------------
    Net investment income                                            12,420,155
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                     (1,013,477)
Net change in unrealized depreciation of investments                   (920,901)
                                                                   ------------
   Net loss on investments                                           (1,934,378)
                                                                   ------------
    Net increase in net assets resulting from operations           $ 10,485,777
                                                                   ============

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

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STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  YEAR ENDED       YEAR ENDED
                                                  FEBRUARY 28,    FEBRUARY 28,
                                                     2003             2002
                                                 -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                            $  12,420,155    $  12,986,849
Net realized loss on investments                    (1,013,477)      (2,097,154)
Net change in unrealized depreciation
 on investments                                       (920,901)        (787,358)
                                                 -------------    -------------
Net increase in net assets resulting from
 operations                                         10,485,777       10,102,337
                                                 =============    =============
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
   Class A                                            (343,871)         (53,413)
   Class B                                            (655,286)        (364,877)
   Class C                                          (1,183,573)        (561,580)
   Class Q                                         (10,232,636)     (12,767,384)
Net realized gain from investments
   Class Q                                                  --          (54,347)
                                                 -------------    -------------
   Total Distributions                             (12,415,366)     (13,801,601)
                                                 -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                    46,900,491      153,881,286
Shares resulting from dividend reinvestments        11,601,350       13,451,986
                                                 -------------    -------------
                                                    58,501,841      167,333,272
Cost of shares repurchased                         (29,437,098)      (8,123,001)
                                                 -------------    -------------
Net increase in net assets resulting from
 capital share transactions                         29,064,743      159,210,271
                                                 -------------    -------------
   Net increase in net assets                       27,135,154      155,511,007
                                                 -------------    -------------
NET ASSETS:
Beginning of year                                  249,607,136       94,096,129
                                                 -------------    -------------
End of year                                      $ 276,742,290    $ 249,607,136
                                                 =============    =============
Undistributed net investment income
 at end of year                                  $     519,830    $      30,296
                                                 =============    =============

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS for the period ended February 28, 2003
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                              $    14,520,628
 Facility fees paid                                                     122,456
 Arrangement fee received                                               868,844
 Other income received                                                  354,157
 Interest paid                                                         (338,286)
 Other operating expenses paid                                       (3,919,025)
 Purchases of portfolio securities                               (1,095,310,136)
 Proceeds from disposition of portfolio securities                1,029,530,544
                                                                ---------------
    Net cash used for operating activities                          (54,170,818)
                                                                ---------------
CASH FLOWS FROM FINANCING ACTIVITIES:
 Distributions paid to common shareholders                             (814,016)
 Proceeds from capital share sold                                    46,481,136
 Disbursements for capital shares repurchased                       (29,437,098)
 Net proceeds from notes payable                                     39,000,000
                                                                ---------------
    Net cash provided by financing activities                        55,230,022
                                                                ---------------
 Net increase in cash                                                 1,059,204
 Cash at beginning of year                                            1,386,384
                                                                ---------------
 Cash at end of year                                            $     2,445,588
                                                                ===============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
Net increase in net assets resulting from operations            $    10,485,777
                                                                ---------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
   Change in unrealized depreciation on investments                     920,901
   Net accretion/amortization of discounts on investments            (1,584,366)
   Realized loss on sale of investments                               1,013,477
   Purchases of investments                                      (1,095,310,136)
   Proceeds on sale of investments                                1,029,530,544
   Decrease in deferred offering costs                                   76,370
   Increase in interest receivable                                     (233,457)
   Decrease in other assets                                               3,765
   Decrease in prepaid arrangement fees on notes payable                122,456
   Decrease in prepaid expenses                                          11,726
   Increase in deferred arrangement fees on senior loans                629,881
   Increase in accrued interest payable                                  49,695
   Decrease in reimbursement due from Manager                            30,586
   Increase in payable to affiliate                                      57,403
   Increase in accrued trustees' fees                                       312
   Increase in accrued expenses                                          24,248
                                                                ---------------
   Total adjustments                                                (64,656,595)
                                                                ---------------
    Net cash used for operating activities                      $   (54,170,818)
                                                                ===============
NON CASH FINANCING ACTIVITES
   Receivable for shares sold                                   $       899,974
   Reinvestment of dividends                                    $    11,601,350

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                                      ING SENIOR INCOME FUND
--------------------------------------------------------------------------------

                                                                 CLASS A               CLASS B               CLASS C
                                                            ------------------    ------------------    ------------------
                                                             YEAR      PERIOD      YEAR      PERIOD      YEAR      PERIOD
                                                             ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                                            FEB. 28,   FEB. 28,   FEB. 28,   FEB. 28,   FEB. 28,   FEB. 28,
                                                             2003      2002(1)     2003      2002(1)     2003      2002(1)
                                                            -------    -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                   $     14.92      15.00      14.92      15.00      14.92      15.00
 Income from investment operations:
 Net investment income                                  $      0.69       0.81       0.62       0.75       0.62       0.75
 Net realized and unrealized loss on investments        $     (0.09)     (0.09)     (0.10)     (0.10)     (0.10)     (0.10)
 Total from investment operations                       $      0.60       0.72       0.52       0.65       0.52       0.65
 Less distributions from:
 Net investment income                                  $      0.69       0.80       0.62       0.73       0.62       0.73
 Net asset value, end of period                         $     14.83      14.92      14.82      14.92      14.82      14.92
 TOTAL RETURN(3)                                        %      4.15       4.92       3.57       4.45       3.57       4.45
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                      $    11,106      2,411     17,648     12,776     32,647     19,391
 Average borrowings (000's)(7)                          $    17,655     19,797     17,655     19,797     17,655     19,797
 RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
 Expenses (before interest and other fees related to
  revolving credit facility)(4)(5)                      %      1.42       1.47       1.91       1.96       1.91       1.96
 Expenses (with interest and other fees related to
  revolving credit facility)(4)(5)                      %      1.63       1.73       2.09       2.23       2.09       2.23
 Net investment income(4)(5)                            %      4.88       5.58       4.12       5.19       4.19       5.20
 RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
 Expenses (before interest and other fees related to
  revolving credit facility)(4)(5)                      %      1.57       1.82       2.31       2.29       2.06       2.29
 Expenses (with interest and other fees related to
  revolving credit facility)(4)(5)                      %      1.78       2.07       2.49       2.54       2.24       2.54
 Net investment income(4)(5)                            %      4.73       5.26       3.72       4.89       4.04       4.89
 Portfolio turnover rate                                %        60         65         60         65         60         65
 Shares outstanding at end of period (000's)                    749        162      1,191        856      2,202      1,300

                                                                                  CLASS Q(6)
                                                              ------------------------------------------------
                                                                   YEAR            YEAR           PERIOD
                                                                  ENDED           ENDED            ENDED
                                                              FEB. 28, 2003   FEB. 28, 2002   FEB. 28, 2001(2)
                                                              -------------   -------------   ----------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $        14.89           15.30           15.02
 Income from investment operations:
 Net investment income                                    $         0.69            0.81            0.14
 Net realized and unrealized gain (loss) on investments   $        (0.10)          (0.32)           0.14
 Total from investment operations                         $         0.59            0.49            0.28
 Less distributions from:
 Net investment income                                    $         0.69            0.90              --
 Net asset value, end of period                           $        14.79           14.89           15.30
 TOTAL RETURN(3)                                          %         4.09            3.73            1.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $      215,341         215,029          94,096
 Average borrowings (000's)(7)                            $       17,655          19,797              --
 RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
 Expenses (before interest and other fees related to
  revolving credit facility)(4)(5)                        %         1.41            1.43              --
 Expenses (with interest and other fees related to
  revolving credit facility)(4)(5)                        %         1.59            1.63            1.85
 Net investment income(4)(5)                              %         4.69            5.94            7.00
 RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
 Expenses (before interest and other fees related to
  revolving credit facility)(4)(5)                        %         1.56            1.70              --
 Expenses (with interest and other fees related to
  revolving credit facility)(4)(5)                        %         1.74            1.90            1.85
 Net investment income(4)(5)                              %         4.54            5.67            7.00
 Portfolio turnover rate                                  %           60              65              11
 Shares outstanding at end of period (000's)                      14,559          14,439           6,152

----------
(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Class Q commenced operations on December 15, 2000.
(3)  Total returns are not annualized for periods of less than one year.
(4)  Annualized for periods less than one year.
(5) The investment manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses.
(6) Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.
(7)  Based on the active days of borrowing.

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, investment management company. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to Lion Connecticut Holdings, Inc., the indirect parent company of the Fund's manager, ING Investments, LLC (the "Investment Manager") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public. Class A shares are subject to a sales charge of up to 4.75%. Class A shares purchased in excess of $1,000,000 are subject to an Early Withdrawal Charge ("EWC") of up to 1% over the two-year period after purchase. Class A shares are available upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B common shares are subject to an EWC of up to 3.0% over the five-year period after purchase and Class C common shares are subject to an EWC of 1% during the first year after purchase. The separate classes of shares differ principally in the distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income from all portfolios pro rata on the average daily net assets of each class, without distinction between share classes. Dividends for each class are based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in the per share dividend rates generally result from the relative weighting of pro rata income and realized gains allocations and from differences in separate class expenses, including distribution fees and shareholder servicing fees. The Fund invests at least 80% of its assets in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "'33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable quotations are not available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of February 28, 2003, 98.1% of total long-term investments were valued based on these procedures.

     Prices from a pricing service may not be available for all loans and the Investment Manager may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

     monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any relatedagreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral;
     (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Fund. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value. Short-term investments are carried at amortized cost.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, if any, the Fund intends not to be subject to any federal excise tax.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees on revolving credit facilities, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and goes ex-dividend daily and pays dividends monthly for net investment income. Distributions from capital gains, if any, are declared on an annual basis.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

E. ORGANIZATION EXPENSES AND OFFERING COSTS. Costs incurred with the organization of the Fund were expensed as incurred. Costs incurred with the offering of shares of the Fund are deferred and amortized over a twelve-month period on a straight-line basis.

F. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 3 -- INVESTMENTS

For the year ended February 28, 2003, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $230,058,853 and $166,909,586, respectively. At February 28, 2003, the Fund held senior loans valued at $313,424,118 representing 98.7% of its total investments (excluding short-term investments). The market value of these assets is established as set forth in Note 1.

The senior loans acquired by the Fund may take the form of a direct lending relationship with the borrower, an assignment of a lender's interest in a loan, or a participation interest in a lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Fund acquires a participation in a lender's interest in a loan and the Fund does not have privity of contract with or direct recourse against the borrower. Accordingly, the Fund may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the lender from which the participation was acquired.

Warrants and shares of common shares held in the portfolio were acquired in conjunction with senior loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the stock. The Fund values portfolio securities by using the market value of the securities when market quotations for the securities are readily available. When market quotations are not readily available, the Fund determines, in good faith, the fair value of the securities in accordance with the Fund's fair valuation procedures as established by the Board of Directors. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                     DATE OF        COST OR
                                                                   ACQUISITION   ASSIGNED BASIS
                                                                   -----------   --------------
Safelite Glass Corporation -- Common Shares                           6/21/01        $  --
Safelite Realty -- Common Shares                                      6/21/01           --
Murray's Discount Auto Stores, Inc. -- Common Shares                  3/22/02           --
Murray Discount Auto Stores, Inc. -- Warrants                        11/30/01           --
New World Restaurant Group, Inc. -- Warrants                         02/20/02           20
Decision One Corporation -- Common Shares                            09/27/01           --
                                                                                     -----
Total restricted securities excluding senior loans (market value
 of $2,274,676 was 0.82% of net assets at February 28, 2003)                         $  20
                                                                                     =====

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

NOTE 4 -- MANAGEMENT AND ADMINISTRATION AGREEMENT

The Fund has entered into an Investment Management Agreement with the Investment Manager to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets").

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

                  CLASS A     CLASS B     CLASS C     CLASS Q
                  -------     -------     -------     -------
                   0.25%       1.00%       0.75%       0.25%

During the year ended February 28, 2003, the Distributor waived 0.25% of the Service Fee on Class B only.

NOTE 6 -- EXPENSE LIMITATIONS

The Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

     Class A -- 0.90% of Managed Assets plus 0.45% of average daily net assets Class B -- 0.90% of Managed Assets plus 1.20% of average daily net assets Class C -- 0.90% of Managed Assets plus 0.95% of average daily net assets Class Q -- 0.90% of Managed Assets plus 0.45% of average daily net assets

As of February 28, 2003, the three-year cumulative amount of reimbursed fees that are subject to possible recoupment by the Manager is $1,004,355.

NOTE 7 -- COMMITMENTS

The Fund has entered into a five-year revolving credit agreement, collateralized by assets of the Fund, to borrow up to $100 million maturing June 13, 2006. Borrowing rates under this agreement are based on a commercial paper pass through rate plus 0.40% on the funded portion. A commitment fee of 0.10% is charged on the unused portion of the facility. The amount of borrowings outstanding at February 28, 2003 was $47.0 million at an interest rate of 1.42%. The amount of borrowings represented 14.5% of net assets plus borrowings at February 28, 2003. Average borrowings for the year ended February 28, 2003 was $17,654,605 and the average annualized cost of borrowings was 2.72%.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

NOTE 8 -- SENIOR LOAN PARTICIPATION COMMITMENTS

At February 28, 2003, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Airgate PCS, Inc.                                                     $  117,264
Citadel Broadcasting Company                                             934,500
Fleming Companies, Inc.                                                  349,346
Hercules, Inc.                                                         1,000,000
Hilton Hawaiian Village, LLC                                             235,294
Lyondell Chemical Company                                              1,000,000
Owens Brockway Glass Container, Inc.                                     775,253
Riverwood International Corp.                                            900,000
Six Flags Theme Parks, Inc.                                              566,667
                                                                      ----------
                                                                      $5,878,324
                                                                      ==========

NOTE 9 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At February 28, 2003, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

ACCRUED INVESTMENT           ACCRUED           ACCRUED DISTRIBUTION
  MANAGEMENT FEES      ADMINISTRATIVE FEES       AND SERVICE FEES         TOTAL
  ---------------      -------------------       ----------------       --------
    $  196,853               $24,606                 $71,247            $292,706

At February 28, 2003, ING Life Insurance and Annuity Company and Equitable Life Insurance Company of Iowa, wholly-owned indirect subsidiaries of ING Groep N.V., held 75.6% of the shares outstanding of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

The Fund has adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended.

NOTE 10 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund.

There were no earning credits for the year ended February 28, 2003.

NOTE 11 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of February 28, 2003, the Fund held 1.9% of its total assets in subordinated loans and unsecured loans.

NOTE 12 -- RESCISSION OFFER

Certain of the Fund's Class B shares sold during the period of April 25, 2002 to June 28, 2002 ("Rescission Period") were not registered with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended. During the Rescission Period, up to 101,617 shares were sold without registration. In August 2002, the Fund filed a Registration Statement on Form N-2 offering to repurchase the unregistered Class B shares sold during the Rescission Period ("Rescission Offer"). The total number of shares repurchased as provided by the Rescission offer was 12,712. The Investment Manager has paid the special costs of the Rescission Offer (i.e., legal and accounting expenses and printing and mailing expenses) of $4,582 to reimburse the Fund for losses from the Rescission Offer. This amount is included in paid-in-capital on the Statement of Assets and Liabilities.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

NOTE 13 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                      CLASS A SHARES                    CLASS B SHARES
                                              ------------------------------    --------------------------------
                                                   YEAR       APRIL 2, 2001(1)      YEAR          APRIL 2, 2001(1)
                                                  ENDED             TO             ENDED                TO
                                               FEBRUARY 28,    FEBRUARY 28,     FEBRUARY 28,       FEBRUARY 28,
                                                  2003             2002             2003               2002
                                              -------------    -------------    -------------      -------------
NUMBER OF SHARES
Shares sold                                         697,541          178,745          529,384 (2)        898,438
Shares issued as reinvestments of dividends          18,011            3,113           22,777             13,329
Shares redeemed                                    (128,377)         (20,233)        (217,666)(2)        (55,389)
                                              -------------    -------------    -------------      -------------
Net increase in shares outstanding                  587,175          161,625          334,495            856,378
                                              =============    =============    =============      =============
DOLLAR AMOUNT ($)
Shares sold                                   $  10,303,765    $   2,671,160    $   7,862,602 (3)  $  13,454,949
Shares issued as reinvestments of dividends         265,212           46,451          336,436            198,883
Shares redeemed                                  (1,890,380)        (300,937)      (3,212,215)(3)       (825,942)
                                              -------------    -------------    -------------      -------------
Net increase                                  $   8,678,597    $   2,416,674    $   4,986,823      $  12,827,890
                                              =============    =============    =============      =============

                                                       CLASS C SHARES                   CLASS Q SHARES
                                              ------------------------------    -------------------------------
                                                  YEAR       APRIL 2, 2001(1)       YEAR              YEAR
                                                  ENDED             TO              ENDED            ENDED
                                              FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 28,      FEBRUARY 28,
                                                  2003             2002             2003              2002
                                              -------------    -------------    -------------     -------------
NUMBER OF SHARES
Shares sold                                       1,548,667        1,605,545          374,311        11,143,439
Shares issued as reinvestments of dividends          63,192           27,934          682,409           883,363
Shares adjustment resulting from
 reverse stock-split                                     --               --               --        (6,696,383)(4)
Shares redeemed                                    (709,214)        (333,869)        (936,355)         (134,443)
                                              -------------    -------------    -------------     -------------
Net increase in shares outstanding                  902,645        1,299,610          120,365         5,195,976
                                              =============    =============    =============     =============
DOLLAR AMOUNT ($)
Shares sold                                   $  22,961,598    $  24,067,664    $   5,582,887     $ 113,687,513
Shares issued as reinvestments of
 dividends                                          932,572          416,985       10,067,130        12,789,667
Shares redeemed                                 (10,428,994)      (5,001,438)     (13,715,870)       (1,994,684)
                                              -------------    -------------    -------------     -------------
Net increase                                  $  13,465,176    $  19,483,211    $   1,934,147     $ 124,482,496
                                              =============    =============    =============     =============

----------
(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Excludes 12,712 shares rescinded.
(3)  Excludes $189,639 for shares rescinded.
(4) On March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a share for one share to achieve a net asset value of $15.00 per share.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

NOTE 14 -- FEDERAL INCOME TAXES

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for years ended February 28, 2003 and 2002 were as follow:

                          ORDINARY        LONG-TERM      TAX RETURN
                           INCOME       CAPITAL GAINS    OF CAPITAL
                         -----------    -------------    ----------
           2003          $12,415,366        $ --            $ --
           2002          $13,801,601        $ --            $ --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extend that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Accordingly, the following amounts represent current year permanent tax differences that have been reclassified as of February 28, 2003:

                   PAID-IN             UNDISTRIBUTED NET
                   CAPITAL             INVESTMENT INCOME
                   -------             -----------------
                  $(484,745)              $ 484,745

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at February 28, 2003:

                   AMOUNT               EXPIRATION DATES
                 ----------             ----------------
                 $2,454,651                2010-2011

The following represents the tax-basis components of distributable earnings as of February 28, 2003:

                   UNDISTRIBUTED                       CAPITAL      POST OCTOBER
 UNDISTRIBUTED       LONG-TERM       UNREALIZED          LOSS          LOSSES
ORDINARY INCOME    CAPITAL GAINS    DEPRECIATION    CARRYFORWARDS     DEFERRED
---------------    -------------    ------------    -------------     --------
   $ 530,830           $ --         $ (1,485,500)   $ (2,454,651)    $(655,659)

NOTE 15 -- SUBSEQUENT EVENTS

Subsequent to February 28, 2003, the Fund declared the following dividends:

PER SHARE AMOUNT     TYPE     DECLARATION DATE     RECORD DATE     PAYABLE DATE
----------------     ----     ----------------     -----------     ------------
  $0.00193 (A)        NII          Daily              Daily          04/01/03
  $0.00173 (B)        NII          Daily              Daily          04/01/03

NII -- Net Investment Income
(A) For Class A and Q shares.
(B) For Class B and C shares.

                             ING Senior Income Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003
--------------------------------------------------------------------------------

SENIOR LOANS*: 113.3%

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 2.5%
                  ALLIANT TECHSYSTEMS, INC.                    Ba2       BB-
$ 2,638,955       Term Loan, maturing April 20, 2009                            $  2,645,882
                  DRS TECHNOLOGIES, INC.                       Ba3       BB-
    987,509       Term Loan, maturing September 30, 2008                             994,093
                  TITAN CORPORATION                            Ba3       BB-
  1,990,000       Term Loan, maturing June 30, 2009                                1,990,000
                  TRANSDIGM HOLDING CORPORATION                 B1        B+
    218,993       Term Loan, maturing May 15, 2006                                   220,396
    573,101       Term Loan, maturing May 15, 2007                                   576,772
                  UNITED DEFENSE INDUSTRIES, INC.              Ba3       BB-
    637,289       Term Loan, maturing August 13, 2009                                639,395
                                                                                ------------
                                                                                   7,066,538
                                                                                ------------
AUTOMOBILE: 3.1%
                  AFTERMARKET TECHNOLOGY CORPORATION           Ba2       BB-
    411,471       Term Loan, maturing February 8, 2008                               412,168
    563,555       Term Loan, maturing February 8, 2008                               564,510
                  COLLINS & AIKMAN PRODUCTS                    Ba3       BB-
    978,703       Term Loan, maturing December 31, 2005                              981,863
                  POLYPORE, INC.                               Ba3        B+
  1,488,750       Term Loan, maturing December 31, 2007                            1,493,093
                  SAFELITE GLASS CORPORATION                    B3        B+
  2,750,821       Term Loan, maturing September 30, 2007                           2,709,559
  1,841,404       Term Loan, maturing September 30, 2007                           1,813,783
                  STONERIDGE, INC.                             Ba3        BB
    492,500       Term Loan, maturing April 30, 2008                                 492,192
                                                                                ------------
                                                                                   8,467,168
                                                                                ------------
BEVERAGE, FOOD AND TOBACCO: 8.0%
                  AURORA FOODS, INC.                            B3       CCC
  2,943,750       Term Loan, maturing September 30, 2006                           2,675,133
                  BIRDS EYE FOODS, INC.                        Ba3        B+
  1,496,250       Term Loan, maturing June 30, 2008                                1,499,679
                  COMMONWEALTH BRANDS, INC.                    Ba3       BB-
  1,850,000       Term Loan, maturing August 28, 2007                              1,848,844
                  COTT BEVERAGES, INC.                         Ba3       BB-
  1,176,363       Term Loan, maturing December 31, 2006                            1,181,509
                  CP KELCO APS                                  B3        B+
  1,410,075       Term Loan, maturing March 31, 2008                               1,363,719
    475,307       Term Loan, maturing September 30, 2008                             460,156
                  DEAN FOODS COMPANY                           Ba1       BB+
  2,985,000       Term Loan, maturing July 15, 2008                                2,988,173
                  DEL MONTE CORPORATION                        Ba3       BB-
  2,000,000       Term Loan, maturing December 20, 2010                            2,017,000
                  FLEMING COMPANIES, INC.                      Ba3         B
    427,273       Revolver, maturing June 18, 2007                                   383,121
    981,575       Term Loan, maturing June 18, 2008                                  961,453

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO (CONTINUED)
                  FLOWERS FOODS, INC.                          Ba2      BBB-
$ 2,462,500       Term Loan, maturing March 26, 2007                            $  2,472,762
                  INTERSTATE BRANDS CORPORATION                Ba1      BBB-
  1,970,000       Term Loan, maturing July 19, 2007                                1,970,008
                  NATIONAL DAIRY HOLDINGS, L.P.                Ba2       BB+
    992,500       Term Loan, maturing April 30, 2009                                 992,086
                  SOUTHERN WINE & SPIRITS OF AMERICA, INC.     Ba3      BBB-
  1,243,750       Term Loan, maturing July 2, 2008                                 1,246,860
                                                                                ------------
                                                                                  22,060,503
                                                                                ------------
BUILDINGS AND REAL ESTATE: 0.8%
                  ASSOCIATED MATERIALS, INC.                   Ba3       BB-
    612,000       Term Loan, maturing April 19, 2009                                 615,443
                  MACERICH PARTNERSHIP, L.P.                   Ba2        NR
  1,638,400       Term Loan, maturing July 26, 2005                                1,640,448
                                                                                ------------
                                                                                   2,255,891
                                                                                ------------
CABLE TELEVISION: 7.3%
             (1)  ADELPHIA COMMUNICATIONS CORPORATION           NR       BBB
  2,000,000       Debtor in Possession Term Loan, maturing
                  June 25, 2004                                                    2,005,000
                  CC VIII OPERATING, LLC                        B2        B-
  2,970,000       Term Loan, maturing February 2, 2008                             2,506,998
             (1)  CENTURY CABLE HOLDINGS, LLC                  Caa1        D
    820,000       Revolver, maturing March 31, 2009                                  568,260
  1,000,000       Term Loan, maturing December 31, 2009                              706,111
                  CHARTER COMMUNICATIONS OPERATING, LLC         B2         B
  2,955,000       Term Loan, maturing March 18, 2008                               2,488,243
             (1)  FRONTIERVISION OPERATING PARTNERS, L.P.       B2         D
  1,000,000       Revolver, maturing October 31, 2005                                880,000
  1,136,364       Term Loan, maturing September 30, 2005                           1,000,000
  1,000,000       Term Loan, maturing March 31, 2006                                 880,000
                  INSIGHT MIDWEST HOLDINGS, LLC                Ba3       BB+
  3,000,000       Term Loan, maturing December 31, 2009                            2,897,625
                  MCC IOWA MEDIACOM BROADBAND                  Ba3       BB+
  3,000,000       Term Loan, maturing September 30, 2010                           2,938,125
             (1)  OLYMPUS CABLE HOLDINGS, LLC                   B2         D
  4,250,000       Term Loan, maturing September 30, 2010                           3,447,328
                                                                                ------------
                                                                                  20,317,690
                                                                                ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
CARGO TRANSPORT: 0.9%
                  RAILAMERICA, INC.                            Ba3        BB
$ 1,413,333       Term Loan, maturing May 23, 2009                              $  1,411,213
    266,667       Term Loan, maturing May 23, 2009                                   266,267
    320,000       Term Loan, maturing May 23, 2009                                   319,520
                  TEREX CORPORATION                             B1       BB-
    496,250       Term Loan, maturing December 31, 2009                              480,535
                                                                                ------------
                                                                                   2,477,535
                                                                                ------------
CELLULAR: 5.6%
                  AIRGATE PCS, INC.                             B3      CCC-
    169,300       Term Loan, maturing June 6, 2007                                   122,742
  1,706,840       Term Loan, maturing September 30, 2008                           1,237,459
                  AMERICAN CELLULAR CORPORATION                 B3        CC
    790,144       Term Loan, maturing March 31, 2008                                 595,571
    906,725       Term Loan, maturing March 31, 2009                                 683,444
             (3)  MICROCELL CONNEXIONS, INC.                    Ca         D
  3,242,968  (2)  Term Loan, maturing March 1, 2006                                2,393,776
  2,000,000  (2)  Term Loan, maturing February 22, 2007                            1,477,500
                  NEXTEL FINANCE COMPANY                       Ba3       BB-
  3,000,000       Term Loan, maturing March 31, 2009                               2,802,990
                  NEXTEL OPERATIONS, INC.                      Ba3       BB-
  1,850,222       Term Loan, maturing March 15, 2005                               1,815,275
  2,353,577       Term Loan, maturing February 10, 2007                            2,251,258
                  WESTERN WIRELESS CORPORATION                  B3         B
  2,500,000       Term Loan, maturing March 31, 2008                               1,993,125
                                                                                ------------
                                                                                  15,373,140
                                                                                ------------
CHEMICALS, PLASTICS AND RUBBER: 5.8%
                  EQUISTAR CHEMICALS, L.P.                     Ba2       BB+
  1,984,975       Term Loan, maturing August 24, 2007                              1,990,558
                  FMC CORPORATION                              Ba1      BBB-
  1,000,000       Term Loan, maturing October 21, 2007                             1,012,500
                  GEO SPECIALTY CHEMICALS, INC.                 B1        B+
  1,838,571       Term Loan, maturing December 31, 2007                            1,697,614
                  HERCULES, INC.                               Ba1        BB
  2,500,000       Term Loan, maturing May 15, 2007                                 2,503,908
                  HUNTSMAN COMPANY, LLC                         B3        B+
    675,808       Term Loan, maturing March 31, 2007                                 555,852
    324,192       Term Loan, maturing March 31, 2007                                 266,648
                  HUNTSMAN INTERNATIONAL, LLC                   B2       BB-
  1,000,054       Term Loan, maturing June 30, 2007                                  984,220
    999,946       Term Loan, maturing June 30, 2008                                  984,114
                  INEOS GROUP HOLDINGS, PLC                    Ba3        BB
  2,390,124       Term Loan, maturing April 26, 2009                               2,386,763
                  JOHNSONDIVERSEY, INC.                        Ba3       BB-
  1,990,000       Term Loan, maturing November 3, 2009                             2,001,817
                  NOVEON, INC.                                  B1       BB-
    738,750       Term Loan, maturing September 30, 2008                             741,124
                  OM GROUP, INC.                                B2        B+
    992,506       Term Loan, maturing April 1, 2006                                  951,565
                                                                                ------------
                                                                                  16,076,683
                                                                                ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
CONTAINERS, PACKAGING AND GLASS: 6.4%
                  BERRY PLASTICS CORPORATION                    B1        B+
$ 1,990,000       Term Loan, maturing July 22, 2010                             $  2,001,194
                  CONSTAR INTERNATIONAL, INC.                   B1       BB-
  1,995,000       Term Loan, maturing November 20, 2009                            2,004,975
                  GRAPHIC PACKAGING CORPORATION                Ba3        BB
    990,000       Term Loan, maturing February 28, 2009                              994,950
                  GREIF BROS. CORPORATION                      Ba3        B+
    995,000       Term Loan, maturing August 23, 2009                                999,104
                  JEFFERSON SMURFIT CORPORATION                Ba3        B+
  1,992,727       Term Loan, maturing March 31, 2007                               1,989,880
                  OWENS-BROCKWAY GLASS CONTAINER, INC.          B1        BB
  2,681,688       Revolver, maturing March 31, 2004                                2,647,831
                  RIVERWOOD INTERNATIONAL CORPORATION           B1        B
    100,000       Revolver, maturing December 31, 2006                                94,938
  3,000,000       Term Loan, maturing December 31, 2006                            2,997,189
                  SILGAN HOLDINGS, INC.                        Ba2       BB-
    995,000       Term Loan, maturing November 30, 2008                              994,171
                  SMURFIT-STONE CONTAINER CANADA, INC.         Ba3        B+
    807,692       Term Loan, maturing June 30, 2009                                  798,859
                  STONE CONTAINER CORPORATION                  Ba3        B+
  2,192,308       Term Loan, maturing June 30, 2009                                2,168,843
                                                                                ------------
                                                                                  17,691,934
                                                                                ------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING: 3.9%
                  BRAND SERVICES, INC.                          B1        B+
  1,000,000       Term Loan, maturing October 16, 2009                             1,003,750
                  FLOWSERVE CORPORATION                        Ba3       BB-
  3,130,407       Term Loan, maturing June 30, 2009                                3,129,846
                  MUELLER GROUP, INC.                           B1        B+
    995,000       Term Loan, maturing May 31, 2008                                   993,756
                  NEPTUNE TECHNOLOGY GROUP, INC.               Ba3       BB-
    969,262       Term Loan, maturing November 1, 2008                               974,108
                  REXNORD CORPORATION                           B1        B+
  1,944,444       Term Loan, maturing November 25, 2009                            1,962,067
                  SPX CORPORATION                              Ba2       BB+
  1,025,625       Term Loan, maturing September 30, 2009                           1,024,087
  1,709,375       Term Loan, maturing March 31, 2010                               1,706,811
                                                                                ------------
                                                                                  10,794,425
                                                                                ------------
DIVERSIFIED/CONGLOMERATE SERVICE: 1.1%
                  IRON MOUNTAIN, INC.                          Ba3        BB
    998,000       Term Loan, maturing February 15, 2008                            1,001,119
                  US INVESTIGATIONS SERVICES, LLC               B1       BB-
  2,000,000       Term Loan, maturing January 10, 2009                             1,986,250
                                                                                ------------
                                                                                  2,987,369
                                                                                ------------
ECOLOGICAL: 1.0%
                  ALLIED WASTE NORTH AMERICA, INC.             Ba3        BB
    679,029       Term Loan, maturing July 21, 2005                                  676,907
                  CASELLA WASTE SYSTEMS, INC.                   B1       BB-
  2,000,000       Term Loan, maturing May 11, 2007                                 2,010,000
                                                                                ------------
                                                                                   2,686,907
                                                                                ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
ELECTRONICS: 2.3%
                  DECISION ONE CORPORATION                      B3      CCC
$ 3,010,000       Term Loan, maturing April 18, 2005                            $  2,558,500
                  SEAGATE TECHNOLOGY HDD HOLDINGS, INC.        Ba1      BB+
  1,421,457       Term Loan, maturing May 13, 2007                                 1,420,823
                  SEAGATE TECHNOLOGY (US) HOLDINGS, INC.       Ba1      BB+
    568,543       Term Loan, maturing May 13, 2007                                   568,289
                  TRANSACTION NETWORK SERVICES, INC.           Ba3      BB-
  1,804,180       Term Loan, maturing April 3, 2007                                1,801,925
                                                                                ------------
                                                                                   6,349,537
                                                                                ------------
FARMING AND AGRICULTURE: 1.0%
                  SCOTTS COMPANY                               Ba3      BB
  2,782,995       Term Loan, maturing December 31, 2007                            2,795,866
                                                                                ------------
                                                                                   2,795,866
                                                                                ------------
FINANCE: 0.8%
                  RENT-A-CENTER, INC.                          Ba2      BB
    577,165       Term Loan, maturing January 31, 2006                               576,227
  1,136,260       Term Loan, maturing January 31, 2007                             1,134,413
                  VALUE ASSET MANAGEMENT, INC.                  B1      B+
    529,412       Term Loan, maturing April 28, 2003                                 512,868
                                                                                ------------
                                                                                   2,223,508
                                                                                ------------
GAMING: 4.1%
                  ALLIANCE GAMING CORPORATION                   B1      BB-
  1,985,000       Term Loan, maturing December 31, 2006                            1,996,578
                  AMERISTAR CASINOS, INC.                      Ba3      BB-
  1,994,895       Term Loan, maturing December 20, 2006                            2,005,618
                  ARGOSY GAMING COMPANY                        Ba2      BB
  3,447,500       Term Loan, maturing July 31, 2008                                3,469,047
                  ISLE OF CAPRI CASINOS, INC.                  Ba2      BB-
    992,500       Term Loan, maturing April 26, 2008                                 995,292
                  MANDALAY RESORT GROUP                        Ba2      BB+
  3,000,000       Term Loan, maturing August 22, 2006                              2,973,126
                                                                                ------------
                                                                                  11,439,661
                                                                                ------------
GROCERY: 0.7%
                  GIANT EAGLE, INC.                            Ba2      BB+
  1,990,000       Term Loan, maturing August 2, 2009                               1,993,731
                                                                                ------------
                                                                                   1,993,731
                                                                                ------------
HEALTHCARE, EDUCATION AND CHILDCARE: 8.5%
                  ALLIANCE IMAGING, INC.                        B1      B+
    778,626       Term Loan, maturing November 2, 2006                               765,973
    895,105       Term Loan, maturing June 10, 2008                                  883,916
                  APRIA HEALTHCARE GROUP, INC.                 Ba1      BBB-
  1,970,000       Term Loan, maturing July 20, 2008                                1,970,617
                  CAREMARK RX, INC.                            Ba2      BB+
  1,486,263       Term Loan, maturing March 31, 2006                               1,487,501
                  COMMUNITY HEALTH SYSTEMS, INC.               Ba3      BB-
  2,992,500       Term Loan, maturing July 16, 2010                                2,983,148
                  DAVITA, INC.                                 Ba3      BB-
  1,980,765       Term Loan, maturing March 31, 2009                               1,985,594

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
                  EXPRESS SCRIPTS, INC.                        Ba1      BBB-
$   923,077       Term Loan, maturing March 31, 2008                            $    923,489
                  FRESENIUS MEDICAL CARE HOLDING, INC.         Ba1       BB+
  2,000,000       Term Loan, maturing June 30, 2006                                2,000,000
                  GENESIS HEALTH VENTURES, INC.                Ba3       B+
    117,498       Term Loan, maturing March 31, 2007                                 115,736
    362,104       Term Loan, maturing March 31, 2007                                 362,104
                  HCA, INC.                                    Ba1      BBB-
  1,387,500       Term Loan, maturing April 30, 2006                               1,369,289
                  IASIS HEALTHCARE CORPORATION                  B1        B
  2,000,000       Term Loan, maturing February 7, 2009                             2,010,834
                  KINETIC CONCEPTS, INC.                       Ba3       B+
  1,319,984       Term Loan, maturing March 31, 2006                               1,321,222
                  TRIAD HOSPITALS, INC.                        Ba3       B+
  1,972,727       Term Loan, maturing September 30, 2008                           1,984,687
                  VANGUARD HEALTH SYSTEMS, INC.                Ba3       B+
  1,500,000       Term Loan, maturing January 3, 2010                              1,504,687
                  VICAR OPERATING, INC.                         B1       B+
  1,990,000       Term Loan, maturing September 30, 2008                           2,000,780
                                                                                ------------
                                                                                  23,669,577
                                                                                ------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 0.4%
                  SEALY MATTRESS COMPANY                        B1       B+
    378,320       Term Loan, maturing December 15, 2004                              374,064
    272,861       Term Loan, maturing December 15, 2005                              269,791
    348,819       Term Loan, maturing December 15, 2006                              344,895
                                                                                ------------
                                                                                     988,750
                                                                                ------------
INSURANCE: 0.2%
                  FUND AMERICAN COMPANIES, INC.                Baa2     BBB+
    491,250       Term Loan, maturing March 31, 2007                                 489,776
                                                                                ------------
                                                                                     489,776
                                                                                ------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: 5.3%
                  AMF BOWLING WORLDWIDE, INC.                   B1       B
    932,382       Term Loan, maturing February 28, 2008                              929,662
                  BALLY TOTAL FITNESS HOLDING CORPORATION      Ba3       B+
    984,519       Term Loan, maturing November 10, 2004                              945,138
                  KERASOTES THEATRES, INC.                      B1       B+
  1,000,000       Term Loan, maturing December 31, 2008                            1,002,500
                  LOEWS CINEPLEX ENTERTAINMENT
                  CORPORATION                                   NR       NR
  2,965,111       Term Loan, maturing February 29, 2008                            2,914,457
                  METRO-GOLDWYN-MAYER STUDIOS, INC.            Ba3       BB-
  3,000,000       Term Loan, maturing June 30, 2008                                2,985,468
                  REGAL CINEMAS, INC.                          Ba2       BB-
    950,000       Term Loan, maturing December 31, 2007                              953,563
                  SIX FLAGS THEME PARKS, INC.                  Ba2       BB-
    433,333       Revolver, maturing June 30, 2008                                   420,333
  3,000,000       Term Loan, maturing June 30, 2009                                2,970,000
                  WASHINGTON FOOTBALL, INC.                    Baa3      NR
  1,500,000       Term Loan, maturing October 16, 2007                             1,508,438
                                                                                ------------
                                                                                  14,629,559
                                                                                ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
LODGING: 3.1%
                  EXTENDED STAY AMERICA, INC.                  Ba3       BB-
$ 1,454,580       Term Loan, maturing January 15, 2008                            $1,431,852
                  HILTON HAWAIIAN VILLAGE, LLC                 Ba1      BBB-
  1,764,706       Revolver, maturing June 1, 2003                                  1,738,235
                  KSL RECREATIONAL GROUP, INC.                 Ba3       B+
    326,460       Term Loan, maturing April 30, 2005                                 324,148
    326,460       Term Loan, maturing April 30, 2006                                 324,727
    801,818       Term Loan, maturing December 22, 2006                              799,814
                  MERISTAR INVESTMENT PARTNERS                 Ba3       B-
  2,024,128       Term Loan, maturing March 31, 2003                               2,029,188
                  WYNDHAM INTERNATIONAL, INC.                   NR      CCC+
  1,088,409       Term Loan, maturing June 30, 2004                                  825,490
  1,356,310       Term Loan, maturing June 30, 2006                                  985,529
                                                                                ------------
                                                                                   8,458,983
                                                                                ------------
MACHINERY: 1.2%
                  ALLIANCE LAUNDRY HOLDINGS, LLC                B1        B
  1,896,373       Term Loan, maturing August 2, 2007                               1,881,360
                  NATIONAL WATERWORKS, INC.                     B1       BB-
  1,500,000       Term Loan, maturing November 22, 2009                            1,514,062
                                                                                ------------
                                                                                   3,395,422
                                                                                ------------
OIL AND GAS: 2.3%
                  PACIFIC ENERGY GROUP, LLC                    Ba2      BBB-
  1,000,000       Term Loan, maturing July 26, 2009                                1,005,938
                  PLAINS MARKETING, L.P.                       Ba1      BBB-
    990,000       Term Loan, maturing September 21, 2007                             994,950
                  PMC COMPANY                                  Ba1      BBB-
  1,980,000       Term Loan, maturing May 5, 2006                                  1,984,950
                  TESORO PETROLEUM CORPORATION                 Ba3       BB
    880,033       Term Loan, maturing December 31, 2007                              836,911
                  W-H ENERGY SERVICES, INC.                     B2       B+
  1,473,750       Term Loan, maturing April 16, 2007                               1,451,644
                                                                                ------------
                                                                                   6,274,393
                                                                                ------------
OTHER TELECOMMUNICATIONS: 1.2%
                  BROADWING, INC.                               B1       B-
  1,917,647       Term Loan, maturing November 9, 2004                             1,847,332
                  GCI HOLDINGS, INC.                           Ba3       B+
  1,500,000       Term Loan, maturing October 15, 2004                             1,496,250
                                                                                ------------
                                                                                   3,343,582
                                                                                ------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 5.2%
                  ARMKEL, LLC                                  Ba3       B+
    987,500       Term Loan, maturing March 28, 2009                                 994,112
                  CHURCH & DWIGHT COMPANY, INC.                Ba2       BB
  1,985,013       Term Loan, maturing September 30, 2007                           1,997,625
                  JOSTENS, INC.                                 B1       BB-
  2,492,424       Term Loan, maturing December 31, 2009                            2,497,098
                  NORWOOD PROMOTIONAL PRODUCTS, INC.            NR       NR
  2,310,555       Term Loan, maturing February 1, 2005                             2,310,555
  1,616,156  (2)  Term Loan, maturing February 1, 2005                               719,189
    452,744  (2)  Term Loan, maturing February 1, 2005                                    --

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS (CONTINUED)
                  PLAYTEX PRODUCTS, INC.                       Ba3       BB-
$ 4,145,833       Term Loan, maturing May 31, 2009                              $  4,139,615
                  RAYOVAC CORPORATION                          Ba3       BB-
  1,823,333       Term Loan, maturing September 30, 2009                           1,829,031
                                                                                ------------
                                                                                  14,487,225
                                                                                ------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 3.1%
                  AFC ENTERPRISES, INC.                        Ba2       BB
    796,000       Term Loan, maturing May 23, 2009                                   797,907
                  COINMACH CORPORATION                          B1       BB-
    980,000       Term Loan, maturing July 25, 2009                                  983,063
                  DOMINO'S, INC.                               Ba3       BB-
    995,000       Term Loan, maturing June 30, 2008                                  998,109
                  NEW WORLD RESTAURANT GROUP, INC.             aa2      CCC+
  2,000,000       Secured Floating Rate Note, maturing
                  June 15, 2003                                                    1,800,000
                  OTIS SPUNKMEYER, INC.                         B1       B+
  1,977,273       Term Loan, maturing January 21, 2009                             1,976,037
                  SC INTERNATIONAL SERVICES                    Ba1       BB
  1,963,808       Term Loan, maturing March 1, 2007                                1,944,170
                                                                                ------------
                                                                                   8,499,286
                                                                                ------------
PRINTING AND PUBLISHING: 8.4%
                  ADAMS OUTDOOR ADVERTISING, L.P.               B1       B+
  1,780,000       Term Loan, maturing February 8, 2008                             1,786,305
                  ADVANSTAR COMMUNICATIONS, INC.                B2        B
    420,404       Term Loan, maturing April 11, 2007                                 389,924
                  AMERICAN MEDIA OPERATIONS, INC.              Ba3       B+
     61,105       Term Loan, maturing April 1, 2006                                   60,972
  3,136,469       Term Loan, maturing April 1, 2007                                3,146,271
                  BELL ACTIMEDIA, INC.                         Ba3       BB-
  1,000,000       Term Loan, maturing November 29, 2010                            1,007,125
                  CANWEST MEDIA, INC.                          Ba3       B+
    606,200       Term Loan, maturing May 15, 2008                                   606,873
    917,055       Term Loan, maturing May 15, 2009                                   918,074
                  DEX MEDIA EAST, LLC                          Ba3       BB-
  2,500,000       Term Loan, maturing May 8, 2009                                  2,526,823
                  HOLLINGER INTERNATIONAL PUBLISHING, INC.     Ba2       BB-
  1,000,000       Term Loan, maturing September 30, 2009                           1,005,000
                  LAMAR MEDIA CORPORATION                      Ba2       BB-
  1,600,000       Term Loan, maturing March 1, 2006                                1,581,333
  1,000,000       Term Loan, maturing February 1, 2007                             1,000,250
                  READER'S DIGEST ASSOCIATIONS, INC.           Baa3      BB+
  2,985,000       Term Loan, maturing May 20, 2008                                 2,937,559
                  R.H. DONNELLEY, INC.                         Ba3       BB
  2,000,000       Term Loan, maturing June 30, 2010                                2,014,250
                  TRANSWESTERN PUBLISHING COMPANY              Ba3       BB-
  2,462,500       Term Loan, maturing June 27, 2008                                2,460,961
                  ZIFF DAVIS MEDIA, INC.                        B3      CCC-
  2,000,000       Term Loan, maturing March 31, 2007                               1,720,000
                                                                                ------------
                                                                                  23,161,720
                                                                                ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
RADIO AND TELEVISION BROADCASTING: 7.3%
                  CITADEL BROADCASTING COMPANY                 Ba2       B+
$   540,000       Revolver, maturing April 2, 2008                              $    503,550
    500,000       Term Loan, maturing April 2, 2008                                  498,750
  1,600,000       Term Loan, maturing June 26, 2009                                1,606,400
                  CUMULUS MEDIA, INC.                          Ba3       B+
  2,000,000       Term Loan, maturing March 28, 2010                               2,014,376
                  EMMIS OPERATING COMPANY                      Ba2       B+
  1,692,932       Term Loan, maturing August 31, 2009                              1,700,339
    853,275       Term Loan, maturing February 28, 2009                              855,675
                  FISHER BROADCASTING, INC.                    Ba3       B+
  1,000,000       Term Loan, maturing February 28, 2010                            1,001,250
                  GRAY TELEVISION, INC.                        Ba3       B+
  2,000,000       Term Loan, maturing December 31, 2010                            2,010,416
                  LIN TELEVISION CORPORATION                   Ba2       BB
    525,714       Term Loan, maturing December 31, 2007                              526,372
                  TELEVICENTRO OF PUERTO RICO, LLC             Ba2       BB
    474,286       Term Loan, maturing December 31, 2007                              474,879
                  PEGASUS MEDIA & COMMUNICATIONS, INC.          B3       B-
  3,915,063       Term Loan, maturing April 30, 2005                               3,538,778
                  SINCLAIR BROADCAST GROUP, INC.               Ba2       BB
  2,000,000       Term Loan, maturing December 31, 2009                            2,004,554
  1,000,000       Term Loan, maturing December 31, 2009                            1,002,545
                  SUSQUEHANNA MEDIA COMPANY                    Ba1       BB-
  2,481,250       Term Loan, maturing June 30, 2008                                2,493,656
                                                                                ------------
                                                                                  20,231,540
                                                                                ------------
RETAIL STORES: 4.9%
                  ADVANCE STORES COMPANY, INC.                 Ba3       BB-
  3,000,000       Term Loan, maturing November 30, 2007                            3,005,625
                  CH OPERATING, LLC                             B2       B+
    810,345       Term Loan, maturing June 30, 2007                                  804,267
                  K MART CORPORATION                           Ba1       BBB
                  Debtor in Possession Term Loan, maturing
  1,500,000         April 22, 2004                                                 1,485,626
                  MURRAY'S DISCOUNT AUTO STORES, INC.           NR        B
  3,642,593       Term Loan, maturing June 30, 2003                                3,618,967
                  PETCO ANIMAL SUPPLIES, INC.                  Ba3       BB-
    994,832       Term Loan, maturing October 2, 2008                                998,252
                  RITE AID CORPORATION                          B2       BB-
  2,940,405       Term Loan, maturing June 27, 2005                                2,911,001
                  SHOPPERS DRUG MART CORPORATION               Ba1      BBB+
    882,353       Term Loan, maturing February 4, 2009                               884,449
                                                                                ------------
                                                                                  13,708,187
                                                                                ------------
TELECOMMUNICATIONS EQUIPMENT: 3.7%
                  AMERICAN TOWER, L.P.                          B2        B
  3,347,738       Term Loan, maturing June 30, 2007                                3,105,445
                  CROWN CASTLE OPERATING COMPANY               Ba3       B-
  3,400,000       Term Loan, maturing March 15, 2008                               3,224,332

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (CONTINUED)
                  SPECTRASITE COMMUNICATIONS, INC.              B3      CC
$ 1,803,511       Term Loan, maturing December 31, 2007                         $  1,600,616
                  TSI TELECOMMUNICATION SERVICES, INC.         Ba3      B+
  2,372,159       Term Loan, maturing December 31, 2006                            2,266,895
                                                                                ------------
                                                                                  10,197,288
                                                                                ------------
TEXTILES AND LEATHER: 1.5%
                  LEVI STRAUSS & COMPANY                        B1      BB
  1,000,000       Term Loan, maturing July 31, 2006                                1,002,708
                  TARGUS GROUP, INC.                            NR      NR
  2,378,246       Term Loan, maturing August 31, 2006                              2,104,748
                  WILLIAM CARTER COMPANY                       Ba3      BB
    987,500       Term Loan, maturing September 30, 2008                             994,906
                                                                                ------------
                                                                                   4,102,362
                                                                                ------------
UTILITIES: 1.7%
                  MICHIGAN ELECTRIC TRANSMISSION COMPANY       Baa2     BB+
    995,000       Term Loan, maturing May 1, 2007                                    995,311
                  PIKE ELECTRIC, INC.                          Ba3      BB-
  1,717,647       Term Loan, maturing April 18, 2010                               1,728,383
                  SOUTHERN CALIFORNIA EDISON COMPANY           Ba2       BB
  2,000,000       Term Loan, maturing March 1, 2005                                2,004,688
                                                                                ------------
                                                                                   4,728,382
                                                                                ------------
                  TOTAL SENIOR LOANS
                    (COST $317,126,685)                                          313,424,118
                                                                                ------------
OTHER CORPORATE DEBT: 0.7%
FINANCE: 0.7%

                  VALUE ASSET MANAGEMENT, INC.                  B3        B
  2,000,000       Senior Subordinated Bridge,
                    maturing August 31, 2005                                       1,937,500
                                                                                ------------
                  TOTAL OTHER CORPORATE DEBT
                    (COST $1,994,767)                                              1,937,500
                                                                                ------------

EQUITIES AND OTHER ASSETS: 0.8%
          (@),(R) Decision One Corporation (92,638 Common Shares)                    249,196
          (@),(R) Murray's Discount Auto Stores, Inc. (10 Common Shares)              39,631
          (@),(R) Murray's Discount Auto Stores, Inc.
                   (Warrants for 244 Common Shares, Expires January 22, 2007)        973,311
          (@),(R) New World Restaurant Group, Inc.
                   (Warrants for 2,244 Common Shares, Expires June 15, 2006)          18,583
          (@),(R) Safelite Glass Corporation (99,495 Common Shares)                  993,955
          (@),(R) Safelite Realty (6,716 Common Shares)                                   --
                                                                                ------------
                  TOTAL FOR EQUITIES AND OTHER ASSETS (COST $20)                   2,274,676
                                                                                ------------
                  TOTAL LONG-TERM INVESTMENTS (COST $319,121,472)                317,636,294
                                                                                ------------

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS as of February 28, 2003 (Continued)
--------------------------------------------------------------------------------

                                                               BANK LOAN
                                                                RATINGS+
                                                               (UNAUDITED)
PRINCIPAL AMOUNT  BORROWER/TRANCHE DESCRIPTION               MOODY'S     S&P       VALUE
--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.7%
COMMERCIAL PAPER: 0.7%

$ 2,000,000       State Street Bank & Trust, 1.310%, due 03/03/03              $  1,999,854
                                                                               ------------

                  TOTAL SHORT TERM INVESTMENTS (COST $1,999,854)                  1,999,854
                                                                               ------------
                  TOTAL INVESTMENTS
                    (COST $321,121,326)                             115.5%     $319,636,148
                  OTHER ASSETS AND LIABILITIES-NET                  (15.5)      (42,893,858)
                                                                   ------      ------------
                  NET ASSETS                                        100.0%     $276,742,290
                                                                   ======      ============

----------
(@)  Non-income producing security.
(R)  Restricted security.
* Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
NR   Not Rated
+ Bank Loans rated below Baa by Moody's Investor Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(1) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(2)  Loan is on non-accrual basis.
(3) The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(4) For federal income tax purposes, cost of investments (excluding short-term investments) is $319,121,794 and net unrealized depreciation consists of the following:

           Gross Unrealized Appreciation           $  5,575,769
           Gross Unrealized Depreciation             (7,061,269)
                                                   ------------
           Net Unrealized Depreciation             $ (1,485,500)
                                                   ============

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund
--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Dividends paid during the year ended February 28, 2003 were as follows:

                                  TYPE       PER SHARE AMOUNT
                                  ----       ----------------
                    Class A        NII           $ 0.6925
                    Class B        NII           $ 0.6186
                    Class C        NII           $ 0.6186
                    Class Q        NII           $ 0.6925

----------
NII -- Net investment income

                             ING Senior Income Fund

--------------------------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. A trustee who is not an interested person of the Fund, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees of the Fund are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND       PRINCIPAL              PORTFOLIOS IN         OTHER
                                POSITION(S)    LENGTH OF      OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH       TIME          DURING THE                 OVERSEEN          HELD BY
            AND AGE                FUND        SERVED(1)     PAST FIVE YEARS             BY TRUSTEE         TRUSTEE
            -------                ----        ---------     ---------------             ----------         -------
INDEPENDENT TRUSTEES

Paul S. Doherty(2)                Trustee      January      Mr. Doherty is Presi-            103        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       dent and Partner,                           (February 2002 -
Scottsdale, Arizona 85258                      Present      Doherty, Wallace,                           Present).
Born: 1934                                                  Pillsbury and Murphy,
                                                            P.C., Attorneys (1996
                                                            -Present); Director,
                                                            Tambrands, Inc. (1993 -
                                                            1998); and Trustee of
                                                            each of the funds man-
                                                            aged by Northstar In-
                                                            vestment Management
                                                            Corporation (1993 -
                                                            1999).

J. Michael Earley(3)              Trustee      February     President and Chief Ex-          103        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2002 -       ecutive Officer, Bankers                    (1997 - Present).
Scottsdale, Arizona 85258                      Present      Trust Company, N.A.
Born: 1945                                                  (1992 - Present).

R. Barbara Gitenstein(2)          Trustee      February     President, College of            103        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2002 -       New Jersey (1999 -                          (1997 - Present).
Scottsdale, Arizona 85258                      Present      Present). Formerly, Ex-
Born: 1948                                                  ecutive Vice President
                                                            and Provost, Drake Uni-
                                                            versity (1992 - 1998).

Walter H. May(2)                  Trustee      January      Retired. Formerly, Man-          103        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       aging Director and Di-                      (February 2002 -
Scottsdale, Arizona 85258                      Present      rector of Marketing,                        Present) and Best
Born: 1936                                                  Piper Jaffray, Inc.;                        Prep Charity
                                                            Trustee of each of the                      (1991 - Present).
                                                            funds managed by
                                                            Northstar Investment
                                                            Management Corpora-
                                                            tion (1996 - 1999).

Jock Patton(2)                    Trustee      January      Private Investor (June           103        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       1997 - Present). For-                       (February 2002 -
Scottsdale, Arizona 85258                      Present      merly, Director and                         Present); Director,
Born: 1945                                                  Chief Executive Officer,                    Hypercom, Inc. (January
                                                            Rainbow Multimedia                          1999 - Present); JDA
                                                            Group, Inc. (January                        Software Group, Inc.
                                                            1999 - December 2001);                      (January 1999 -
                                                            Director of Stuart En-                      Present); Buick of
                                                            tertainment, Inc.; Direc-                   Scottsdale, Inc.; Na-
                                                            tor of Artisoft, Inc.                       tional Airlines, Inc.; BG
                                                            (1994 - 1998).                              Associates, Inc.; BK En-
                                                                                                        tertainment, Inc.; and
                                                                                                        Arizona Rotorcraft, Inc.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND       PRINCIPAL              PORTFOLIOS IN         OTHER
                                POSITION(S)    LENGTH OF      OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH       TIME          DURING THE                 OVERSEEN          HELD BY
            AND AGE                FUND        SERVED(1)     PAST FIVE YEARS             BY TRUSTEE         TRUSTEE
            -------                ----        ---------     ---------------             ----------         -------
David W.C. Putnam(3)              Trustee      January      President and Director,          103        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       F.L. Putnam Securities                      (February 2002 -
Scottsdale, Arizona 85258                      Present      Company, Inc. and its                       Present), Anchor
Born: 1939                                                  affiliates; President,                      International Bond Trust
                                                            Secretary and Trustee,                      (December 2000 -
                                                            The Principled Equity                       Present); F.L. Putnam
                                                            Market Fund. Formerly,                      Foundation (December
                                                            Trustee, Trust Realty                       2000 - Present);
                                                            Corp.; Anchor                               Progressive Capital
                                                            Investment Trust; Bow                       Accumulation Trust
                                                            Ridge Mining Company                        (August 1998 - Present);
                                                            and each of the funds                       Principled Equity Market
                                                            managed by Northstar                        Fund (November 1996 -
                                                            Investment                                  Present), Mercy
                                                            Management                                  Endowment Foundation
                                                            Corporation (1994 -                         (1995 - Present);
                                                            1999).                                      Director, F.L. Putnam
                                                                                                        Investment Management
                                                                                                        Company (December 2001 -
                                                                                                        Present); Asian American
                                                                                                        Bank and Trust Company
                                                                                                        (June 1992 - Present);
                                                                                                        and Notre Dame Health
                                                                                                        Care Center (1991 -
                                                                                                        Present) F.L. Putnam
                                                                                                        Securities Company, Inc.
                                                                                                        (June 1978 -
                                                                                                        Present); and an Honorary
                                                                                                        Trustee, Mercy Hospital
                                                                                                        (1973 - Present).

Blaine E. Rieke(3)                Trustee      February     General Partner,                 103        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       Huntington Partners                         (February 2002 -
Scottsdale, Arizona 85258                      Present      (January 1997 -                             Present) and Morgan
Born: 1933                                                  Present). Chairman of                       Chase Trust Co. (January
                                                            the Board and Trustee                       1998 - Present).
                                                            of each of the funds
                                                            managed by ING
                                                            Investment
                                                            Management Co. LLC
                                                            (November 1998 -
                                                            February 2001).

Roger B. Vincent(3)               Trustee      February     President, Springwell            103        Trustee, GCG Trust (1994
7337 E. Doubletree Ranch Rd.                   2002 -       Corporation (1989 -                         - Present); and Director,
Scottsdale, Arizona 85258                      Present      Present). Formerly,                         AmeriGas Propane, Inc.
Born: 1945                                                  Director, Tatham                            (1998 - Present).
                                                            Offshore, Inc. (1996 -
                                                            2000).

Richard A. Wedemeyer(2)           Trustee      February     Retired. Mr.                     103        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       Wedemeyer was                               (February 2002 -
Scottsdale, Arizona 85258                      Present      formerly Vice President                     Present) and Touchstone
Born: 1936                                                  - Finance and                               ConsultingGroup (1997 -
                                                            Administration,                             Present).
                                                            Channel Corporation
                                                            (June 1996 - April
                                                            2002). Formerly, Vice
                                                            President, Operations
                                                            and Administration,
                                                            Jim Henson Productions
                                                            (1979 - 1997); Trustee,
                                                            First Choice Funds
                                                            (1997 - 2001); and of
                                                            each of the funds
                                                            managed by ING
                                                            Investment
                                                            Management Co. LLC
                                                            (1998 - 2001).

                             ING Senior Income Fund

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND       PRINCIPAL              PORTFOLIOS IN         OTHER
                                POSITION(S)    LENGTH OF      OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH       TIME          DURING THE                 OVERSEEN          HELD BY
            AND AGE                FUND        SERVED(1)     PAST FIVE YEARS             BY TRUSTEE         TRUSTEE
            -------                ----        ---------     ---------------             ----------         -------
TRUSTEES WHO ARE "INTERESTED PERSONS"

R. Glenn Hilliard(4)              Trustee      February     Chairman and CEO, ING            103        Trustee, GCG Trust
ING Americas                                   2002 -       Americas and Member,                        (February 2002 -
5780 Powers Ferry Road, NW                     Present      Americas Executive                          Present) and Woodruff
Atlanta, GA 30327                                           Committee (1999 -                           Arts Center; Member of
Born: 1943                                                  Present). Formerly,                         the Board of Directors,
                                                            Chairman and CEO, ING                       Clemson University
                                                            North America (1994 -                       Foundation, the Board
                                                            1999).                                      of Councilors, Carter
                                                                                                        Center, and the High
                                                                                                        Museum of Art.

Thomas J. McInerney(5)            Trustee      February     Chief Executive Officer,         157        Trustee, GCG Trust
7337 E. Doubletree Ranch Rd.                   2001 -       ING U.S. Financial                          (February 2002 -
Scottsdale, Arizona 85258                      Present      Services (September                         Present); Equitable Life
Born: 1956                                                  2001 - Present);                            Insurance Co., Golden
                                                            General Manager and                         American Life
                                                            Chief Executive Officer,                    Insurance Co., Life
                                                            ING U.S. Worksite                           Insurance Company of
                                                            Financial Services                          Georgia, Midwestern
                                                            (December 2000 -                            United Life Insurance
                                                            Present); Member, ING                       Co., ReliaStar Life
                                                            Americas Executive                          Insurance Co., Security
                                                            Committee (2001 -                           Life of Denver, Security
                                                            Present); President,                        Connecticut Life
                                                            Chief Executive Officer                     Insurance Co.,
                                                            and Director of                             Southland Life
                                                            Northern Life Insurance                     Insurance Co., USG
                                                            Company (March 2001 -                       Annuity and Life
                                                            October 2002), ING                          Company, and United
                                                            Aeltus Holding                              Life and Annuity
                                                            Company, Inc. (2000 -                       Insurance Co. Inc
                                                            Present), ING Retail                        (March 2001 - Present);
                                                            Holding Company                             Director, Ameribest Life
                                                            (1998 - Present), ING                       Insurance Co., (March
                                                            Life Insurance and                          2001 to January 2003);
                                                            Annuity Company                             Director, First
                                                            (September 1997 -                           Columbine Life
                                                            November 2002) and                          Insurance Co. (March
                                                            ING Retirement                              2001 to December
                                                            Holdings, Inc. (1997 -                      2002); Member of the
                                                            Present). Formerly,                         Board, National
                                                            General Manager and                         Commission on
                                                            Chief Executive Officer,                    Retirement Policy,
                                                            ING Worksite Division                       Governor's Council on
                                                            (December 2000 -                            Economic
                                                            October 2001),                              Competitiveness and
                                                            President, ING-SCI, Inc.                    Technology of
                                                            (August 1997 -                              Connecticut,
                                                            December 2000);                             Connecticut Business
                                                            President, Aetna                            and Industry
                                                            Financial Services                          Association, Bushnell;
                                                            (August 1997 -                              Connecticut Forum;
                                                            December 2000).                             Metro Hartford
                                                                                                        Chamber of Commerce;
                                                                                                        and is Chairman,
                                                                                                        Concerned Citizens for
                                                                                                        Effective Government.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                TERM OF                                  NUMBER OF
                                               OFFICE AND       PRINCIPAL              PORTFOLIOS IN         OTHER
                                POSITION(S)    LENGTH OF      OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
         NAME, ADDRESS           HELD WITH       TIME          DURING THE                 OVERSEEN          HELD BY
            AND AGE                FUND        SERVED(1)     PAST FIVE YEARS             BY TRUSTEE         TRUSTEE
            -------                ----        ---------     ---------------             ----------         -------
John G. Turner(6)               Trustee        January      Chairman, Hillcrest              157        Trustee, GCG; Director,
7337 E. Doubletree Ranch Rd.                   2001 -       Capital Partners (May                       Hormel Foods
Scottsdale, Arizona 85258                      Present      2002-Present);                              Corporation (March
Born: 1939                                                  President, Turner                           2000 - Present); Shopko
                                                            Investment Company                          Stores, Inc. (August
                                                            (January 2002 -                             1999 - Present); and
                                                            Present). Mr. Turner                        M.A. Mortenson
                                                            was formerly Vice                           Company (March 2002 -
                                                            Chairman of ING                             Present).
                                                            Americas (2000 -
                                                            2002); Chairman and
                                                            Chief Executive
                                                            Officer of ReliaStar
                                                            Financial Corp. and
                                                            ReliaStar Life
                                                            Insurance Company
                                                            (1993 - 2000);
                                                            Chairman of ReliaStar
                                                            United Services Life
                                                            Insurance Company
                                                            (1995 - 1998);
                                                            Chairman of ReliaStar
                                                            Life Insurance Company
                                                            of New York (1995 -
                                                            2001); Chairman of
                                                            Northern Life
                                                            Insurance Company
                                                            (1992 - 2001);
                                                            Chairman and Trustee
                                                            of the Northstar
                                                            affiliated investment
                                                            companies (1993 -
                                                            2001) and Director,
                                                            Northstar Investment
                                                            Management Corporation
                                                            and its affiliates
                                                            (1993 - 1999).

------------
(1)  Trustees serve until their successors are duly elected and qualified.
(2)  Valuation Committee Members.
(3)  Audit Committee Members.
(4) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(5) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(6) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas, an affiliate of ING Investments, LLC.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------
Information about the Fund's officers is set forth in the table below:

                                                                                          PRINCIPAL
                                                            TERM OF OFFICE              OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)            AND LENGTH OF                DURING THE
          AND AGE                HELD WITH THE TRUST        TIME SERVED(1)             PAST FIVE YEARS
          -------                -------------------        --------------             ---------------
James M. Hennessy                President,                 January 2001 -       President and Chief Executive
7337 E. Doubletree Ranch Rd.     Chief Executive            Present              Officer, ING Capital Corpora-
Scottsdale, Arizona 85258        Officer and                                     tion, LLC, ING Funds Services,
Born: 1949                       Chief Operating                                 LLC, ING Advisors, Inc., ING
                                 Officer                                         Investments, LLC, Lexington
                                                                                 Funds Distributor, Inc., Express
                                                                                 America T.C., Inc. and EAMC
                                                                                 Liquidation Corp. (December
                                                                                 2001 - Present); Executive Vice
                                                                                 President and Chief Operating
                                                                                 Officer and ING Funds
                                                                                 Distributor, LLC (June 2000 -
                                                                                 Present). Formerly, Executive
                                                                                 Vice President and Chief
                                                                                 Operating Officer, ING Quanti-
                                                                                 tative Management, Inc. (Octo-
                                                                                 ber 2001 - September 2002),
                                                                                 Senior Executive Vice President
                                                                                 (June 2000 - December 2000)
                                                                                 and Secretary (April 1995 - De-
                                                                                 cember 2000), ING Capital Cor-
                                                                                 poration, LLC, ING Funds
                                                                                 Services, LLC, ING Investments,
                                                                                 LLC, ING Advisors, Inc., Express
                                                                                 America T.C., Inc. and EAMC
                                                                                 Liquidation Corp.; Executive
                                                                                 Vice President, ING Capital Cor-
                                                                                 poration, LLC and its affiliates
                                                                                 (May 1998 - June 2000); and
                                                                                 Senior Vice President, ING Capi-
                                                                                 tal Corporation, LLC and its af-
                                                                                 filiates (April 1995 - April
                                                                                 1998).

Michael J. Roland                Executive Vice             February 2002 -      Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.     President, Assistant       Present              Financial Officer and Treasurer,
Scottsdale, Arizona 85258        Secretary                                       ING Funds Services, LLC, ING
Born: 1958                                                                       Funds Distributor, LLC, ING Ad-
                                 Chief Financial Officer    January 2001 -       visors, Inc., ING Investments,
                                                            Present              LLC, Inc., Lexington Funds Dis-
                                                                                 tributor, Inc., Express America
                                                                                 T.C., Inc. and EAMC Liquidation
                                                                                 Corp. (December 2001 -
                                                                                 Present). Formerly, Executive
                                                                                 Vice President, Chief Financial
                                                                                 Officer and Treasurer ING
                                                                                 Quantitative Management (De-
                                                                                 cember 2001 - September
                                                                                 2002), Senior Vice President,
                                                                                 ING Funds Services, LLC, ING
                                                                                 Investments, LLC and ING Funds
                                                                                 Distributor, LLC (June 1998 -
                                                                                 December 2001) and Chief Fi-
                                                                                 nancial Officer of Endeavor
                                                                                 Group (April 1997 - June 1998).

Daniel Norman                    Senior Vice President      January 2001 -       Senior Vice President, ING In-
7337 E. Doubletree Ranch Rd.     and Treasurer              Present              vestments, LLC (December 1994
Scottsdale, Arizona 85258                                                        - Present); and ING Funds Dis-
Born: 1957                       Co-Senior Portfolio                             tributor, LLC (December 1995 -
                                 Manager                                         Present); has served as an of-
                                                                                 ficer of other affiliates of ING
                                                                                 since February 1992.

                             ING Senior Income Fund

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                            TERM OF OFFICE              OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)            AND LENGTH OF                DURING THE
          AND AGE                HELD WITH THE TRUST        TIME SERVED(1)             PAST FIVE YEARS
          -------                -------------------        --------------             ---------------
Jeffrey A. Bakalar               Senior Vice President      January 2001 -       Senior Vice President, ING
7337 E. Doubletree Ranch Rd.                                Present              Investments, LLC (November
Scottsdale, Arizona 85258        Co-Senior Portfolio                             1999 - Present). Formerly, Vice
Born: 1959                       Manager                                         President and Assistant
                                                                                 Portfolio Manager, ING
                                                                                 Investments, LLC (February
                                                                                 1998 -- November 1999); Vice
                                                                                 President of The Communications
                                                                                 Positions of First National
                                                                                 Bank of Chicago (July 1994 --
                                                                                 January 1998).

Elliot Rosen                     Senior Vice President      May 2002 - Present   Senior Vice President, ING
7337 E. Doubletree Ranch Rd.                                                     Investments, LLC (February
Scottsdale, Arizona 85258                                                        1999 - Present). Formerly,
Born: 1953                                                                       Senior Vice President
                                                                                 IPS-Sendero (May 1997 -
                                                                                 February 1999) and President
                                                                                 of Sendero, which merged
                                                                                 into IPS (August 1993 - May 1997).

Robert S. Naka                   Senior Vice President      January 2001 -       Senior Vice President and
7337 E. Doubletree Ranch Rd.     and Assistant              Present              Assistant Secretary, ING Funds
Scottsdale, Arizona 85258        Secretary                                       Services, LLC, ING Funds
Born: 1963                                                                       Distributor, LLC, ING Advisors,
                                                                                 Inc., ING Capital Corporation,
                                                                                 LLC, ING Investments, LLC
                                                                                 (October 2001 - Present) and
                                                                                 Lexington Funds Distributor, Inc.
                                                                                 (December 2001 - Present).
                                                                                 Formerly, Senior Vice President
                                                                                 and Assistant Secretary, ING
                                                                                 Quantitative Management, Inc.
                                                                                 (October 2001 - September 2002),
                                                                                 Vice President, ING Investments,
                                                                                 LLC (April 1997 - October 1999),
                                                                                 ING Funds Services, LLC
                                                                                 (February 1997 - August 1999)
                                                                                 and Assistant Vice President,
                                                                                 ING Funds Services, LLC
                                                                                 (August 1995 - February 1997).

William H. Rivoir III            Senior Vice President      January 2001 -       Senior Vice President and
7337 E. Doubletree Ranch Rd.     and Assistant              Present              Secretary of ING Capital
Scottsdale, Arizona 85258        Secretary                                       Corporation, LLC and ING
Born: 1951                                                                       Funds Services, LLC (February
                                                                                 2001 - Present), ING Funds
                                                                                 Distributor, LLC, ING Advisors,
                                                                                 Inc. and ING Investments, LLC.
                                                                                 (October 2001 - Present), Senior
                                                                                 Vice President and Secretary,
                                                                                 ING Quantitative Management,
                                                                                 Inc. (October 2001 - September
                                                                                 2002). Lexington Funds
                                                                                 Distributor, Inc., ING Pilgrim
                                                                                 Funding, Inc., Pilgrim America
                                                                                 Financial, Inc., Express America
                                                                                 TC, Inc. and EAMC Liquidation
                                                                                 Corp. (December 2001 -
                                                                                 Present). Formerly, Senior Vice
                                                                                 President and Assistant
                                                                                 Secretary of ING Funds Services,
                                                                                 LLC (June 1998 - Present), ING
                                                                                 Investments, LLC, and Pilgrim
                                                                                 America Financial, Inc.
                                                                                 (February 1999 - Present),
                                                                                 Senior Vice President of ING
                                                                                 Investments, LLC (December -
                                                                                 Present 1998) and Assistant
                                                                                 Secretary of ING Funds
                                                                                 Distributor, LLC (February 1999
                                                                                 - Present) and ING Investments,
                                                                                 LLC (June 1998 - Present).

                             ING Senior Income Fund

--------------------------------------------------------------------------------
 TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL
                                                            TERM OF OFFICE              OCCUPATION(S)
       NAME, ADDRESS                 POSITION(S)            AND LENGTH OF                DURING THE
          AND AGE                HELD WITH THE TRUST        TIME SERVED(1)             PAST FIVE YEARS
          -------                -------------------        --------------             ---------------
Curtis F. Lee                    Senior Vice President      January 2001 -       Senior Vice President and Chief
7337 E. Doubletree Ranch Rd.     and Chief Credit           Present              Credit Officer - Senior Loans of
Scottsdale, Arizona 85258        Officer                                         ING Investments, LLC (August
Born: 1954                                                                       1999 - Present). Formerly, held
                                                                                 a series of positions with
                                                                                 Standard Chartered Bank in the
                                                                                 credit approval and problem
                                                                                 loan management functions
                                                                                 (August 1992 - June 1999).

Kimberly A. Anderson             Vice President             January 2001 -       Vice President and Secretary,
7337 E. Doubletree Ranch Rd.                                Present              ING Funds Services, LLC, ING
Scottsdale, Arizona 85258                                                        Funds Distributor, LLC, ING
Born: 1964                       Secretary                  February 2001 -      Advisors, Inc., ING Investments,
                                                            Present              LLC (October 2001 - Present)
                                                                                 and Lexington Funds
                                                                                 Distributor, Inc. (December
                                                                                 2001 - Present). Formerly, Vice
                                                                                 President, ING Quantitative
                                                                                 Management, Inc. (October
                                                                                 2001 - September 2002);
                                                                                 Assistant Vice President, ING
                                                                                 Funds Services, LLC (November
                                                                                 1999 - January 2001) and has
                                                                                 held various other positions
                                                                                 with ING Funds Services, LLC
                                                                                 for more than the last five
                                                                                 years.

Robyn L. Ichilov                 Vice President             January 2001 -       Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                Present              Services, LLC (October 2001 -
Scottsdale, Arizona 85258                                                        Present) and ING Investments,
Born: 1967                                                                       LLC (August 1997 - Present);
                                                                                 Accounting Manager, ING
                                                                                 Investments, LLC (November
                                                                                 1995 - Present).
Maria M. Anderson                Assistant Vice             August 2001 -        Assistant Vice President, ING
7337 E. Doubletree Ranch Rd.     President                  Present              Funds Services, LLC (October
Scottsdale, Arizona 85258                                                        2001 - Present). Formerly,
Born: 1958                                                                       Manager of Fund Accounting
                                                                                 and Fund Compliance, ING
                                                                                 Investments, LLC (September
                                                                                 1999 - November 2001); Section
                                                                                 Manager of Fund Accounting,
                                                                                 Stein Roe Mutual Funds
                                                                                 (July 1998 - August 1999); and
                                                                                 Financial Reporting Analyst,
                                                                                 Stein Roe Mutual Funds (August
                                                                                 1997 - July 1998).

Todd Modic                       Assistant Vice             August 2001 -        Director of Financial Reporting,
7337 E. Doubletree Ranch Rd.     President                  Present              ING Investments, LLC (March
Scottsdale, Arizona 85258                                                        2001 - Present). Formerly,
Born: 1967                                                                       Director of Financial Reporting,
                                                                                 Axient Communications, Inc.
                                                                                 (May 2000 - January 2001) and
                                                                                 Director of Finance,
                                                                                 Rural/Metro Corporation
                                                                                 (March 1995 - May 2000).

Susan P. Kinens                  Assistant Vice             February 2003 -      Assistant Vice President and
7337 E. Doubletree Ranch Rd.     President                  Present              Assistant Secretary, ING Funds
Scottsdale, Arizona 85258                                                        Services, LLC (December 2002 -
Born: 1976                                                                       Present); and has held various
                                                                                 other positions with ING Funds
                                                                                 Services, LLC for the last five
                                                                                 years.

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

INVESTMENT MANAGER

ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR

ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS

Call ING Senior Income Fund
1-800-336-3436

DISTRIBUTOR

ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL

Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS

KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

ING Senior Income Fund c/o
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                    SIFAR022803-042803

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Not applicable.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  ING Senior Income Fund


By /s/ James M. Hennessy
   --------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date May 6, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James M. Hennessy
   --------------------------------------
   James M. Hennessy
   President and Chief Executive Officer

Date May 6, 2003

By /s/ Michael J. Roland
   --------------------------------------
   Michael J. Roland
   Executive Vice President and
   Chief Financial Officer

Date May 6, 2003